Investments In Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2011
Investments In Unconsolidated Affiliates [Abstract]
Investments In Unconsolidated Affiliates
8.	Investments in Unconsolidated Affiliates

The following table summarizes our investments in unconsolidated affiliates:

	Percentage of Ownership as of December 31,	Carrying Value as of December 31,
	2011 and 2010	2011	2010
		(Millions)
Discovery Producer Services, LLC	40%	$106.9	$104.1
Other	50%	0.2	0.2

Total investments in unconsolidated affiliates		$107.1	$104.3

There was a deficit between the carrying amount of the investment and the underlying equity of Discovery of $32.6 million and $35.1 million at December 31, 2011 and 2010, respectively, which is associated with, and is being accreted over, the life of the underlying long-lived assets of Discovery.

Earnings from investments in unconsolidated affiliates were as follows:

	Year Ended December 31,
	2011	2010	2009
	(Millions)
Discovery Producer Services LLC	$22.7	$23.0	$16.6
Other (a)	—	0.8	1.9

Total earnings from unconsolidated affiliates	$22.7	$23.8	$18.5

(a)	On July 27, 2010, we acquired an additional 5% interest in Black Lake from DCP Midstream, LLC in a transaction among entities under common control, and on July 30, 2010, we acquired an additional 50% interest in Black Lake from an affiliate of BP PLC, bringing our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary and accordingly, earnings from unconsolidated affiliates excludes the results of Black Lake since July 30, 2010.

The following summarizes combined financial information of our investments in unconsolidated affiliates:

	Year Ended December 31,
	2011(a)	2010 (a)(b)	2009(b)
	(Millions)
Statements of operations:
Operating revenue	$210.7	$211.6	$168.1
Operating expenses	$159.9	$156.7	$127.2
Net income	$50.8	$52.7	$40.4

(a)	The combined financial information excludes the results of Black Lake since we began accounting for Black Lake as a consolidated subsidiary on July 30, 2010.
(b)	The combined financial information includes the results of Southeast Texas, a transfer of net assets between entities under common control that was accounted for as if the transfer occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	December 31,
	2011 (a)	2010 (a)
	(Millions)
Balance sheet:
Current assets	$38.1	$35.2
Long-term assets	359.9	356.7
Current liabilities	(20.4)	(17.8)
Long-term liabilities	(28.5)	(25.6)

Net assets	$349.1	$348.5

(a)	The combined financial information excludes the results of Black Lake since we began accounting for Black Lake as a consolidated subsidiary effective July 30, 2010.